Accounts Receivables, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts receivable	$ 112,676	$ 111,657
Less: provision for doubtful receivables	(26,457)	(25,936)	(8,874)	(8,635)
Accounts receivables, net	$ 86,219	$ 85,721